Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas Equity Income Fund, Inc.
Entity Central Index Key	0000913131
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Equity Income Fund, Inc.
Class Name	Nicholas Equity Income Fund, Inc.
Trading Symbol	NSEIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Equity Income Fund, Inc. (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com/FundMaterials. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com/FundMaterials
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 Investment	Annualized Costs Paid as a Percentage of a $10,000 Investment
Nicholas Equity Income Fund	$35	0.69%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%
Net Assets	$ 468,070,827
Holdings Count | shares	61
Investment Company, Portfolio Turnover	38.20%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of April 30, 2026
Net Assets	$468,070,827
Number of Portfolio Holdings	61
Portfolio Turnover Rate	38.20%

Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Microsoft Corporation	2.96%
Union Pacific Corporation	2.62%
JPMorgan Chase & Co.	2.61%
PNC Financial Services Group, Inc.	2.52%
Johnson & Johnson	2.43%
U.S. Bancorp	2.39%
Texas Instruments Incorporated	2.35%
Charles Schwab Corporation	2.23%
Mircochip Technology Incorporated	2.22%
NextEra Energy, Inc.	2.17%
Total of top ten	24.50%
Sector Diversification (As a Percentage of Total Investments)
As of April 30, 2026

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of April 30, 2026
Name	Percentage of Net Assets
Microsoft Corporation	2.96%
Union Pacific Corporation	2.62%
JPMorgan Chase & Co.	2.61%
PNC Financial Services Group, Inc.	2.52%
Johnson & Johnson	2.43%
U.S. Bancorp	2.39%
Texas Instruments Incorporated	2.35%
Charles Schwab Corporation	2.23%
Mircochip Technology Incorporated	2.22%
NextEra Energy, Inc.	2.17%
Total of top ten	24.50%